Derivative financial instruments (Details 4) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Derivative Financial Instruments [Line Items]
Finance Income (expense) on derivative financial instruments	€ (307)	€ 837	€ (482)
Derivatives On Exchange Rate [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Finance Income (expense) on derivative financial instruments	(329)	809	(494)
Derivatives On Interest Rate [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Finance Income (expense) on derivative financial instruments	€ 22	€ 28	(12)
Options [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Finance Income (expense) on derivative financial instruments			€ 24